UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		July 23, 2003
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:   $88,742
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts Inc.        COM              00751Y106     3645 59850.000SH       SOLE                22250.000         37600.000
Alltel Corp.                   COM              020039103     2244 46540.000SH       SOLE                18225.000         28315.000
Amerigas Partners LP           COM              030975106      212 8025.000 SH       SOLE                                   8025.000
Amgen, Inc.                    COM              031162100     2473 37505.000SH       SOLE                15114.000         22391.000
Anadarko Petroleum Corp.       COM              032511107      337 7575.000 SH       SOLE                 1100.000          6475.000
Anthem Inc.                    COM              03674b104     3462 44870.000SH       SOLE                19300.000         25570.000
Autozone Inc.                  COM              053332102      254 3350.000 SH       SOLE                 2800.000           550.000
Avon Products, Inc.            COM              054303102      330 5300.000 SH       SOLE                 3600.000          1700.000
BB & T Corp.                   COM              054937107      252 7344.000 SH       SOLE                  275.000          7069.000
Baxter Int'l. Inc.             COM              071813109     1184 45530.000SH       SOLE                18250.000         27280.000
Bristol Myers Squibb Co.       COM              110122108      314 11579.000SH       SOLE                 1050.000         10529.000
CVS Corporation                COM              126650100     2233 79665.000SH       SOLE                37300.000         42365.000
Cerner Corp.                   COM              156782104      864 37875.000SH       SOLE                24600.000         13275.000
Chesapeake Energy Corp.        COM              165167107     3729 369200.000SH      SOLE               169450.000        199750.000
Citigroup Inc.                 COM              172967101      277 6472.139 SH       SOLE                  649.000          5823.138
Colgate Palmolive Co.          COM              194162103     2569 44326.045SH       SOLE                17775.000         26551.045
Crown America Realty Tr.       COM              228186102     2483 231161.000SH      SOLE                63150.000        168011.000
Crown Pacific Partners Ltd.    COM              228439105        8 46550.000SH       SOLE                20000.000         26550.000
Developers Diversified         COM              251591103      289 10170.000SH       SOLE                 2481.000          7689.000
Devon Energy Corp.             COM              25179m103     1126 21092.000SH       SOLE                 9367.000         11725.000
Enterprise Products Partners L COM              293792107     1049 46540.000SH       SOLE                 3100.000         43440.000
Equity Inns Inc.               COM              294703103      468 67862.000SH       SOLE                25750.000         42112.000
Equity Residential             COM              29476L107      303 11694.000SH       SOLE                 2904.000          8790.000
Exxon Mobil Corp.              COM              30231g102      300 8342.999 SH       SOLE                                   8342.999
Federal National Mortgage Assn COM              313586109      402 5966.000 SH       SOLE                 4500.000          1466.000
Federal Rlty. Inv. Tr.         COM              313747206      510 15925.000SH       SOLE                 8150.000          7775.000
Fulton Financial Corp.         COM              360271100      949 47711.000SH       SOLE                20475.000         27236.000
Gallagher Arthur J. & Co.      COM              363576109     1287 47305.000SH       SOLE                15700.000         31605.000
General Electric Co.           COM              369604103     1268 44212.285SH       SOLE                11800.000         32412.285
Glimcher Realty Trust          COM              379302102      926 41325.000SH       SOLE                20175.000         21150.000
Gulfterra Energy Partners LP   COM              40274U108      343 9145.000 SH       SOLE                  625.000          8520.000
Int'l Business Machines        COM              459200101      221 2679.000 SH       SOLE                                   2679.000
Istar Financial Inc.           COM              45031u101      659 18050.000SH       SOLE                10450.000          7600.000
Johnson & Johnson              COM              478160104     1081 20918.251SH       SOLE                 7550.000         13368.251
Kerr-McGee Corp                COM              492386107     3387 75605.000SH       SOLE                25225.000         50380.000
Kinder Morgan Energy Partners  COM              494550106     2606 65950.000SH       SOLE                28575.000         37375.000
Laboratory Corp. of America    COM              50540R409     4005 132825.000SH      SOLE                39525.000         93300.000
Liberty Media Corp. Ser. A     COM              530718105     3625 313568.000SH      SOLE               119400.000        194168.000
Microsoft Corp.                COM              594918104      379 14784.346SH       SOLE                  900.000         13884.346
Pactiv Corp.                   COM              695257105     3735 189500.000SH      SOLE                77075.000        112425.000
Patriot Bank Corp.             COM              70335p103      205 11411.000SH       SOLE                                  11411.000
Penn Virginia Corp.            COM              707882106      781 18170.000SH       SOLE                12425.000          5745.000
Pfizer, Inc.                   COM              717081103     8090 236884.984SH      SOLE               101384.000        135500.984
Quest Diagnostics, Inc.        COM              74834L100     4277 67035.000SH       SOLE                23975.000         43060.000
Reckson Assoc. Realty CL. B    COM              75621k304      252 11850.000SH       SOLE                 1000.000         10850.000
Resource America Inc.          COM              761195205      603 58277.000SH       SOLE                12969.000         45308.000
SBC Communications, Inc.       COM              78387G103      213 8322.466 SH       SOLE                                   8322.466
Shire Pharmaceuticals ADR      COM              82481r106      359 18223.001SH       SOLE                 4116.000         14107.001
Sovereign Bancorp, Inc.        COM              845905108     5511 352166.000SH      SOLE               154100.000        198066.000
Steris Corp.                   COM              859152100     2781 120450.000SH      SOLE                48950.000         71500.000
Trustco Bank Corp. NY          COM              898349105      186 16800.000SH       SOLE                 4750.000         12050.000
Valero Energy                  COM              91913Y100      233 6400.000 SH       SOLE                  750.000          5650.000
Washington Mutual              COM              939322103     6906 167213.000SH      SOLE                66556.000        100657.000
Well Point Health Networks     COM              94973h108     2111 25045.000SH       SOLE                 5325.000         19720.000
Williams Energy Partners LP    COM              969491109      446 9415.000 SH       SOLE                  600.000          8815.000